Loans Payable – Former Related Parties (Details) - USD ($) $ in Thousands		12 Months Ended
	Jun. 30, 2024	Dec. 31, 2025	Dec. 31, 2024	Sep. 30, 2024
Loans Payable – Former Related Parties (Details) [Line Items]
Debt Instrument, Increase, Accrued Interest		$ 125	$ 44
Loans payable, percentage	30.00%
Promissory Notes [Member]
Loans Payable – Former Related Parties (Details) [Line Items]
Principal balance				$ 1,106
Shareholder 2024 Loans [Member]
Loans Payable – Former Related Parties (Details) [Line Items]
Principal balance		$ 1,354		$ 248
Interest rate		5.00%
Loan payable term		3 years
Debt Instrument, Increase, Accrued Interest		$ 125